UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul R. Thomson
Title:   Chief Compliance Officer
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Paul R. Thomson             Miami, FL			05-15-13
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  $7,859,784
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP COM        COM              026874784  3334641 85900077.00 SH    Sole              83451607.00        2448470.00
ASSURED GUARANTY LTD.          COM              G0585R106     1066 51700.00 SH       Sole                                   51700.00
BANK OF AMERICA CORP.          COM              060505104  1225177 100589215.00 SH   Sole              90491115.00       10098100.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108      938     6.00 SH       Sole                                       6.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702   159528 1530975.00 SH     Sole                953600.00         577375.00
CANADIAN NAT RES LTD COM       COM              136385101    35401 1101800.00 SH     Sole               1101800.00
CHESAPEAKE ENERGY CORP         COM              165167107   272957 13373700.00 SH    Sole              13150000.00         223700.00
CITIGROUP INC COM              COM              172967424     2538 57360.00 SH       Sole                                   57360.00
GENWORTH FINANCIAL, INC.       COM              37247d106     8988 898800.00 SH      Sole                898800.00
LEUCADIA NATL CORP COM         COM              527288104   514874 18770478.00 SH    Sole              15400453.00        3370025.00
MBIA INC COM                   COM              55262c100   322743 31425820.00 SH    Sole              26442000.00        4983820.00
ORCHARD SUPPLY HARDWARE STORES COM              685691404     2392 604094.00 SH      Sole                601063.00           3031.00
SEARS HLDGS CORP COM           COM              812350106   974853 19508773.00 SH    Sole              17290773.00        2218000.00
ST JOE CO COM                  COM              790148100   532012 25035855.00 SH    Sole              23841602.00        1194253.00
WELLS FARGO & CO NEW COM       COM              949746101     5600 151400.00 SH      Sole                120000.00          31400.00
AIG WARRANTS, 45.00 STRIKE, 1                   026874156   369599 24315718.00 SH    Sole              23523143.00         792575.00
BAC WARRANTS, 13.30 STRIKE, 1                   060505146    56455 9904428.00 SH     Sole               8490728.00        1413700.00
HARTFORD WARRANTS, 9.579 STRIK                  416515120     8962 524400.00 SH      Sole                524400.00
JP MORGAN WARRANTS, 42.42 STRI                  46634E114    10735 753300.00 SH      Sole                718000.00          35300.00
LINCOLN NATIONAL CORP., 10.636                  534187117     4219 181610.00 SH      Sole                181610.00
WELLS FARGO WARRANTS, 34.01 ST                  949746119    16106 1346665.00 SH     Sole               1318265.00          28400.00